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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Cash Reserves Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                  CASH RESERVES
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/06

                                                           [LOGO] PIONEER
                                                                  Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2
Portfolio Management Discussion               4
Portfolio Summary                             7
Performance Update                            8
Comparing Ongoing Fund Expenses               9
Schedule of Investments                      11
Financial Statements                         17
Notes to Financial Statements                27
Trustees, Officers and Service Providers     34

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Short-term interest rates rose throughout the first six months of 2006 as the U.S. Federal Reserve Board hiked the key Fed Funds rate four successive times in an effort to reduce inflationary pressures produced by solid economic growth. As a consequence, the yields of money market and short-term fixed income assets continued to rise through the period, leading to higher yields for money market investors. Pioneer Cash Reserves Fund primarily invests in high-quality money market instruments issued by the U.S. government, corporations, and national and international banks. All issues have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Seth Roman reviews the investment environment and the strategies that affected Pioneer Cash Reserves Fund over the six months ended June 30, 2006. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Q: How did the Fund perform?

A: Pioneer Cash Reserves Fund, Class A shares, had a total return of 1.96%, at net asset value, for the six months ended June 30, 2006. During the same six months, the average return of the 362 funds in Lipper's Money Market Fund category was 1.89%. On June 30, 2006, the Fund's 7-day SEC yield was 4.66%. The Fund's net asset value remained stable at $1.00 throughout the period.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were your principal strategies and how did they affect Fund performance for the six months?

A: The Federal Reserve Board's actions in hiking the Fed Funds rate from 4.25% to 5.25% in four successive actions over the six months had an immediate impact on yields of short-term investments. Given the Fed's actions, and the fact that there was very little incremental yield available by extending maturity, we kept the average maturity of the Fund's holdings within the 30-to-35 day range. This enabled the Fund quickly to capture the higher yields as they became available with each rate hike.

   To keep the Fund's overall duration short, we focused primarily on investing in securities with maturities of 60 to 90 days. With the effect of the natural roll-down as older holdings reached their maturity dates, the overall average maturity of Fund investments remained in the targeted 30-to-35 day range.

Q: What is your investment outlook?

A: While the national economy remains fairly firm, markets expect that the Federal Reserve will end its tightening cycle quite soon. We believe that any future Fed action will continue to be "data dependent" and will focus on upcoming economic and inflation reports. Thus, we will seek opportunities that position the portfolio to take advantage of any upward moves in short-term yields. These include longer-term securities with better than projected return profiles. As always, we intend to invest only in very high-quality securities.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                              (continued)
--------------------------------------------------------------------------------

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

Temporary Cash Investment                  47.6%
U.S. Corporate Bonds                       46.0%
U.S. Government Securities                  4.3%
Collateralized Mortgage Obligations         1.5%
Municipal Bonds                             0.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

    1.   Freddie Mac, Floating Rate Note, 1/26/07                   4.26%
    2.   BNP Paribas, Floating Rate Note, 6/26/07 (144A)            4.11
    3.   Wal-Mart Stores, Floating Rate Note, 3/28/07               3.18
    4.   SLM Corp., Floating Rate Note, 7/20/07                     2.56
    5.   Morgan Stanley Dean Witter, Floating Rate Note, 1/12/07    2.53
    6.   Credit Suisse New York, Floating Rate Note, 9/26/06        2.08
    7.   Metlife Funding Corp., 4.99%, 7/24/06 (144A)               2.07
    8.   Depfa Bank Plc, 5.31%, 8/15/06                             1.98
    9.   Abbott Laboratories, 5.625%, 7/1/06                        1.95
   10.   American General Finance, 5.875%, 7/14/06                  1.88

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value Per Share  6/30/06   12/31/05
  Class A Shares            $1.00     $1.00
  Class B Shares            $1.00     $1.00
  Class C Shares            $1.00     $1.00
  Investor Class Shares     $1.00     $1.00
  Class R Shares            $1.00     $1.00
  Class Y Shares            $1.00     $1.00

Distributions Per Share
--------------------------------------------------------------------------------

                          Income        Short-Term       Long-Term
(1/1/06 - 6/30/06)        Dividends     Capital Gains    Capital Gains
  Class A Shares          $0.0196       $    -           $    -
  Class B Shares          $0.0138       $    -           $    -
  Class C Shares          $0.0141       $    -           $    -
  Investor Class Shares   $0.0199       $    -           $    -
  Class R Shares          $0.0177       $    -           $    -
  Class Y Shares          $0.0210       $    -           $    -

Yields*
--------------------------------------------------------------------------------

                          7-Day Annualized   7-Day Effective**
  Class A Shares                4.66%              4.76%
  Class B Shares                3.67%              3.74%
  Class C Shares                3.83%              3.90%
  Investor Class Shares         4.90%              5.02%
  Class R Shares                4.34%              4.43%
  Class Y Shares                4.91%              5.03%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends.

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

   Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from January 1, 2006 through June 30, 2006.

                                                               Investor
Share Class              A             B             C           Class           R             Y
----------------------------------------------------------------------------------------------------
Beginning Account    $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value On 1/1/06

Ending Account       $1,019.60     $1,013.70     $1,014.00     $1,020.10     $1,017.60     $1,021.00
Value On 6/30/06

Expenses Paid        $    3.81     $    9.64     $    9.09     $    3.06     $    5.75     $    2.41
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.76%, 1.93%, 1.82%, 0.61%, 1.15% and 0.48% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

                                                               Investor
Share Class              A             B             C           Class           R             Y
----------------------------------------------------------------------------------------------------
Beginning Account    $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value On 1/1/06

Ending Account       $1,021.03     $1,015.22     $1,015.77     $1,021.77     $1,019.09     $1,022.41
Value On 6/30/06

Expenses Paid        $    3.81     $    9.64     $    9.10     $    3.06     $    5.76     $    2.41
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.76%, 1.93%, 1.82%, 0.61%, 1.15% and 0.48% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                          Value
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
                 Banks - 1.5%
                 Thrifts & Mortgage Finance - 1.5%
$14,634,864      Federal Home Loan Mortgage, Corp., Multifamily
                   VRD Certificate, Floating Rate Note, 1/15/42          $ 14,634,864
                                                                         ------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $14,634,864)                                      $ 14,634,864
                                                                         ------------
                 CORPORATE BONDS - 45.9%
                 Capital Goods - 4.0%
                 Construction & Farm Machinery & Heavy Trucks - 0.2%
  2,000,000      Caterpillar Financial Service Corp.,
                   Floating Rate Note, 9/8/06                            $  2,000,122
                                                                         ------------
                 Industrial Conglomerates - 3.8%
 18,000,000      GE Capital Corp., Floating Rate Note, 6/15/07           $ 18,000,000
 18,000,000      GE Capital Corp., Floating Rate Note, 12/8/06             18,005,299
                                                                         ------------
                                                                         $ 36,005,299
                                                                         ------------
                 Total Capital Goods                                     $ 38,005,421
                                                                         ------------
                 Food & Drug Retailing - 3.2%
                 Hypermarkets & Supercenters - 3.2%
 30,600,000      Wal-Mart Stores, Floating Rate Note, 3/28/07            $ 30,590,970
                                                                         ------------
                 Total Food & Drug Retailing                             $ 30,590,970
                                                                         ------------
                 Pharmaceuticals & Biotechnology - 2.0%
                 Pharmaceuticals - 2.0%
 18,766,000      Abbott Laboratories, 5.625%, 7/1/06                     $ 18,766,000
                                                                         ------------
                 Total Pharmaceuticals & Biotechnology                   $ 18,766,000
                                                                         ------------
                 Banks - 11.5%
                 Diversified Banks - 11.5%
  8,000,000      Bank of America Corp., Floating Rate Note, 8/10/06      $  8,000,090
 39,500,000      BNP Paribas, Floating Rate Note, 6/26/07 (144A)           39,500,437
 10,000,000      Credit Agricole, Floating Rate Note, 7/23/07              10,000,000
 20,000,000      Credit Suisse New York, Floating Rate Note, 9/26/06       19,999,085
 13,000,000      Wells Fargo & Co., 3.5%, 9/15/06                          13,003,493


   The accompanying notes are an integral part of these financial statements. 11

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                        Value
                 Diversified Banks - (continued)
$12,000,000      Wells Fargo & Co., 5.0%, 3/23/07                      $ 12,008,909
  8,000,000      Wells Fargo Co., 7.125%, 8/15/06                         8,026,931
                                                                       ------------
                                                                       $110,538,945
                                                                       ------------
                 Total Banks                                           $110,538,945
                                                                       ------------
                 Diversified Financials - 24.0%
                 Consumer Finance - 8.1%
  7,000,000      American Express, Floating Rate Note, 6/5/07          $  7,000,000
 10,000,000      American Express, Floating Rate Note, 7/20/07           10,000,000
 18,065,000      American General Finance, 5.875%, 7/14/06               18,074,087
  7,650,000      Household Finance Co., Floating Rate Note, 2/9/07        7,657,303
 11,500,000      HSBC Finance Corp., Floating Rate Note, 5/10/07         11,503,805
 24,600,000      SLM Corp., Floating Rate Note, 7/20/07                  24,602,671
                                                                       ------------
                                                                       $ 78,837,866
                                                                       ------------
                 Investment Banking & Brokerage - 8.2%
 10,000,000      Goldman Sachs Group, Inc.,
                   Floating Rate Note, 3/30/07                         $ 10,009,122
  2,750,000      Goldman Sachs Group, Inc.,
                   Floating Rate Note, 1/9/07                             2,752,147
 10,000,000      Goldman Sachs Group, Inc.,
                   Floating Rate Note, 7/2/07                            10,014,878
  3,500,000      Lehman Brothers Holdings,
                   Floating Rate Note, 4/20/07                            3,503,966
  7,375,000      Merrill Lynch & Co., Floating Rate Note, 12/22/06        7,380,511
 10,000,000      Merrill Lynch & Co., Floating Rate Note, 6/4/07         10,000,000
 24,321,000      Morgan Stanley Dean Witter,
                   Floating Rate Note, 1/12/07                           24,342,111
 10,000,000      Morgan Stanley Dean Witter,
                   Floating Rate Note, 11/24/06                          10,006,572
                                                                       ------------
                                                                       $ 78,009,307
                                                                       ------------

12 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                       Value
                 Diversified Financial Services - 4.8%
$10,000,000      Bank One Corp., Floating Rate Note, 9/15/06          $ 10,002,084
  3,000,000      Citigroup Global Markets,
                   Floating Rate Note, 7/25/06                           3,000,293
 15,000,000      Citigroup Global Markets,
                   Floating Rate Note, 2/23/07                          15,016,165
 10,000,000      Citigroup, Inc., Floating Rate Note, 1/12/07           10,004,697
  3,700,000      GE Capital Corp., Floating Rate Note, Extendable        3,700,000
  4,000,000      JP Morgan Chase & Co., 5.625%, 8/15/06                  4,006,639
                                                                      ------------
                                                                      $ 45,729,878
                                                                      ------------
                 Specialized Finance - 2.9%
 16,000,000      CIT Group, Inc., Floating Rate Note, 8/18/06         $ 16,000,487
  2,000,000      Citigroup, Inc., Floating Rate Note, 2/15/07            2,002,495
 10,000,000      National Rural Utilities, 6.5%, 3/1/07                 10,062,845
                                                                      ------------
                                                                      $ 28,065,827
                                                                      ------------
                 Total Diversified Financials                         $230,642,878
                                                                      ------------
                 Insurance - 0.8%
                 Life & Health Insurance - 0.8%
  8,000,000      Met Life Global Funding I,
                   Floating Rate Note, 7/27/07 (144A)                 $  8,005,068
                                                                      ------------
                 Total Insurance                                      $  8,005,068
                                                                      ------------
                 Technology Hardware & Equipment - 0.5%
                 Computer Hardware - 0.5%
  5,000,000      IBM Corp., Floating Rate Note, Extendable            $  5,000,000
                                                                      ------------
                 Total Technology Hardware & Equipment                $  5,000,000
                                                                      ------------
                 TOTAL CORPORATE BONDS
                 (Cost $441,549,282)                                  $441,549,282
                                                                      ------------


   The accompanying notes are an integral part of these financial statements. 13

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                        Value
                 US GOVERNMENT AGENCY OBLIGATIONS - 4.3%
                 Banks - 4.3%
                 Thrifts & Mortgage Finance - 4.3%
$41,000,000      Freddie Mac, Floating Rate Note, 1/26/07              $ 41,000,000
                                                                       ------------
                 TOTAL US GOVERNMENT AGENCY OBLIGATION
                 (Cost $41,000,000)                                    $ 41,000,000
                                                                       ------------
                 MUNICIPAL BOND - 0.6%
                 Government - 0.6%
                 Municipal Development - 0.6%
  6,000,000      Nassau County, NY Development,
                   Floating Rate Note, 11/1/14                         $  6,000,000
                                                                       ------------
                 TOTAL MUNICIPAL BOND
                 (Cost $6,000,000)                                     $  6,000,000
                                                                       ------------
                 TEMPORARY CASH INVESTMENTS - 47.6%
                 Commercial Paper - 47.6%
 15,000,000      Abbey National America LLC, 5.095%, 7/14/06           $ 14,976,648
 16,000,000      Abbey National Treasury, 4.92%, 7/19/06                 15,965,014
  3,000,000      AIG Funding, Inc. 5.28%, 7/3/06                          3,000,000
 13,000,000      Banco Bilbao Vizcaya, 5.07%, 8/8/06 (144A)              12,934,090
  5,000,000      Banco Bilbao Vizcaya, 5.08%, 7/11/06 (144A)              4,994,356
  5,000,000      Banco Bilbao Vizcaya, 5.3%, 7/3/06 (144A)                5,000,000
  5,000,000      Barclays Bank Plc, 5.19%, 8/25/06                        5,000,000
 10,000,000      Caterpillar Financial Services, 5.02%, 7/21/06           9,974,900
 10,500,000      Citigroup, Inc., 0.0%, 7/18/06                          10,478,387
  4,000,000      Citigroup, Inc., 4.97%, 7/17/06                          3,992,269
  7,200,000      Citigroup, Inc., 5.08%, 8/21/06                          7,150,216
  4,000,000      Credit Suisse First Boston, 5.09%, 7/10/06 (144A)        3,996,041
  3,000,000      Danske Corp., 5.37%, 9/25/06 (144A)                      2,962,410
 19,000,000      Depfa Bank Plc, 5.31%, 8/15/06                          19,000,000
 10,000,000      Deutsche Bank Financial LLC, 5.1%, 7/10/06               9,990,083
  9,500,000      Deutsche Bank Financial LLC, 5.13%, 7/6/06               9,495,939
  5,000,000      Dresner U.S. Finance, Inc., 5.1%, 8/2/06                 4,978,750
 18,100,000      Dresner U.S. Finance, Inc., 5.175%, 8/10/06             18,003,293
  2,350,000      Dresner U.S. Finance, Inc., 5.23%, 8/8/06                2,337,709
 10,000,000      Fortis Bank New York Branch, 5.24%, 7/25/06             10,000,000

14 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                  Value
                Commercial Paper - (continued)
$6,000,000      Fortis Banque SA, 5.23%, 7/20/06                 $  6,000,000
 5,000,000      Fortis Banque Luxembourg, 5.02%, 7/5/06             4,998,605
10,000,000      HBOS Treasury Services PLC, 5.045%, 8/15/06         9,939,740
15,300,000      HBOS Treasury Services PLC, 5.1%, 8/24/06          15,187,290
 6,000,000      ING Funding LLC, 5.015%, 7/12/06                    5,992,477
11,500,000      ING Funding LLC, 5.04%, 8/17/06                    11,427,550
 5,000,000      ING Funding LLC, 5.11%, 8/1/06                      4,979,418
 8,000,000      ING Funding LLC, 5.2%, 7/20/06                      7,980,356
 7,000,000      Landesbank Baden-Wurttemberg, 5.38%, 9/19/06        6,918,555
20,000,000      Metlife Funding Corp., 4.99%, 7/24/06 (144A)       19,941,783
10,000,000      MetLife Funding Corp., 5.23%, 7/20/06               9,975,303
15,000,000      National Rural Utilities, 5.27%, 8/9/06            14,918,754
15,000,000      Nordea North America, Inc., 5.04%, 8/11/06         14,918,100
10,000,000      Nordea North America, Inc., 5.047%, 7/3/06         10,000,000
 3,000,000      Nordea North America, Inc., 5.05%, 7/5/06           2,999,158
11,000,000      Nordea North America, Inc. 5.29%, 9/11/06          10,887,679
 2,129,000      Paccar Financial Corp., 5.145%, 8/11/06             2,117,133
 5,000,000      Paccar Financial Corp., 5.03%, 8/9/06               4,974,151
15,000,000      Prudential Funding LLC, 4.94%, 7/26/06             14,952,658
 9,000,000      Prudential Funding LLC, 5.04%, 7/7/06               8,994,960
 9,500,000      Rabobank US Financial Corp., 5.25%, 7/3/06          9,500,000
 5,000,000      Sigma-Aldrich, 5.10%, 8/11/06 (144A)                4,972,375
 2,500,000      Sigma-Aldrich, 5.10%, 8/15/06 (144A)                2,484,771
 5,000,000      The Concentrate Manufacturing Co.of Ireland,
                  5.18%, 7/17/06 (144A)                             4,989,928
14,000,000      Toronto Dominion Bank, 5.1%, 10/4/06               13,996,271
 5,000,000      Toronto Dominion Bank, 5.305%, 9/15/06              4,999,199
 6,000,000      Toronto Dominion Holding USA, 5.24%,
                  9/18/06 (144A)                                    5,932,753
14,000,000      UBS Finance (Delaware) LLC, 5.115%, 7/12/06        13,982,098
 6,000,000      UBS Finance (Delaware) LLC, 5.125%, 7/13/06         5,991,458
 1,300,000      UBS Finance, 5.13%, 7/10/06                         1,298,703


   The accompanying notes are an integral part of these financial statements. 15

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                  Value
                Commercial Paper - (continued)
$6,900,000      Westpac Banking Corp., 5.03%, 7/13/06 (144A)     $  6,890,359
15,000,000      Westpac Banking Corp., 5.09%, 8/22/06 (144A)       14,785,702
 5,102,000      Westpac Banking Corp., 5.2%, 9/07/06 (144A)         5,053,361
                                                                 ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $457,210,753)                              $457,210,753
                                                                 ------------
                TOTAL INVESTMENT IN SECURITIES - 99.9%
                (Cost $960,394,899)                              $960,394,899
                                                                 ------------
                OTHER ASSETS AND LIABILITIES - 0.1%              $  1,424,823
                                                                 ------------
                TOTAL NET ASSETS - 100.0%                        $961,819,722
                                                                 ============

*      Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $142,551,690 or 14.8% of net assets.

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $960,394,899.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2006 aggregated $4,823,646,379 and $4,710,751,650, respectively.


16 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $960,394,899)                 $960,394,899
  Cash                                                            4,133,859
  Receivables -
    Fund shares sold                                              1,961,347
    Interest                                                      3,247,760
  Other                                                              15,258
                                                               ------------
      Total assets                                             $969,753,123
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $  2,998,680
    Fund shares repurchased                                       4,263,710
    Dividends                                                       446,430
  Due to affiliates                                                 158,841
  Accrued expenses                                                   65,740
                                                               ------------
      Total liabilities                                        $  7,933,401
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $961,947,319
  Distributions in excess of net investment income                  (39,612)
  Accumulated net realized loss on investments                      (87,985)
                                                               ------------
      Total net assets                                         $961,819,722
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $675,780,443/675,936,459 shares)           $       1.00
                                                               ============
  Class B (based on $59,492,218/59,458,077 shares)             $       1.00
                                                               ============
  Class C (based on $82,464,961/82,454,517 shares)             $       1.00
                                                               ============
  Investor Class (based on $51,143,883/51,150,128 shares)      $       1.00
                                                               ============
  Class R (based on $3,178,189/3,178,270 shares)               $       1.00
                                                               ============
  Class Y (based on $89,760,028/89,727,711 shares)             $       1.00
                                                               ============


   The accompanying notes are an integral part of these financial statements. 17

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06


INVESTMENT INCOME:
  Interest                                                               $19,601,395
                                                                         -----------
EXPENSES:
  Management fees                                        $1,669,879
  Transfer agent fees and expenses
    Class A                                                 462,087
    Class B                                                  95,372
    Class C                                                  67,532
    Class R                                                     850
    Class Y                                                   1,081
    Investor Class                                           35,593
  Distribution fees
    Class A                                                 399,347
    Class B                                                 201,916
    Class C                                                 186,551
    Class R                                                   2,539
  Administrative reimbursements                              73,485
  Custodian fees                                             21,257
  Registration fees                                         106,020
  Professional fees                                          42,184
  Printing expense                                           15,683
  Fees and expenses of nonaffiliated trustees                 7,006
  Miscellaneous                                              17,178
                                                         ----------
      Net expenses                                                       $ 3,405,560
                                                                         -----------
       Net investment income                                             $16,195,835
                                                                         -----------
REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       $       193
                                                                         -----------
  Net increase in net assets resulting from operations                   $16,196,028
                                                                         ===========


18 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and the Year Ended 12/31/05

                                                  Six Months
                                                     Ended
                                                    6/30/06            Year Ended
                                                  (unaudited)           12/31/05
FROM OPERATIONS:
Net investment income                            $ 16,195,835        $   13,315,766
Net realized gain on investments                          193                     -
                                                 ------------        --------------
  Net increase in net assets resulting from
    operations                                   $ 16,196,028        $   13,315,766
                                                 ------------        --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.0196 and $0.0235 per share,
    respectively)                                $(12,018,694)       $   (8,646,011)
  Class B ($0.0138 and $0.0132 per share,
    respectively)                                    (580,342)             (690,407)
  Class C ($0.0141 and $0.0147 per share,
    respectively)                                    (573,123)           (1,078,629)
  Investor Class ($0.199 and $0.0253 per
    share, respectively)                           (1,093,058)           (1,641,825)
  Class R ($0.0177 and $0.0193 per share,
    respectively)                                     (19,083)              (14,797)
  Class Y ($0.0210 and $0.0094 per share,
    respectively)                                  (1,977,316)           (1,228,847)
                                                 ------------        --------------
     Total distributions to shareowners          $(16,261,616)       $  (13,300,516)
                                                 ------------        --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                 $740,474,304        $  919,023,497
Shares issued in reorganization                             -           557,803,347
Reinvestment of distributions                      13,436,374            11,200,117
Cost of shares repurchased                       (634,542,163)       (1,010,853,108)
                                                 ------------        --------------
  Net increase in net assets resulting from
    Fund share transactions                      $119,368,515        $  477,173,848
                                                 ------------        --------------
  Net increase in net assets                     $119,302,927        $  477,189,098
NET ASSETS:
Beginning of period                               842,516,795           365,327,697
                                                 ------------        --------------
End of period (including undistributed
  (distributions in excess of) net investment
  income of ($39,612) and $26,169
  respectively)                                  $961,819,722        $  842,516,795
                                                 ============        ==============


   The accompanying notes are an integral part of these financial statements. 19

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                      '06 Shares       '06 Amount         '05 Shares       '05 Amount
                                      (unaudited)      (unaudited)
CLASS A
Shares sold                           488,560,455    $  488,560,460       534,480,420    $  534,480,420
Shares issued in reorganization                 -                 -       399,430,148       399,430,148
Reinvestment of distributions          11,323,357        11,323,357         8,122,677         8,122,677
Less shares repurchased              (395,473,985)     (395,473,988)     (563,523,069)     (563,501,156)
                                     ------------    --------------      ------------    --------------
   Net increase (decrease)            104,409,827    $  104,409,829       (20,919,972)   $  (20,898,059)
                                     ============    ==============      ============    ==============
CLASS B
Shares sold                            37,812,776    $   37,812,777        74,005,454    $   74,005,454
Shares issued in reorganization                 -                 -         3,093,819         3,093,819
Reinvestment of distributions             510,433           510,433           571,610           571,610
Less shares repurchased               (20,202,458)      (20,202,458)      (82,858,181)      (82,857,657)
                                     ------------    --------------      ------------    --------------
   Net increase (decrease)             18,120,751    $   18,120,752        (8,281,117)   $   (8,280,593)
                                     ============    ==============      ============    ==============
CLASS C
Shares sold                            69,655,375    $   69,655,375       211,221,787    $  211,221,786
Reinvestment of distributions             501,738           501,738           882,698           882,698
Less shares repurchased               (44,433,034)      (44,433,036)     (189,776,722)     (189,776,722)
                                     ------------    --------------      ------------    --------------
   Net increase                        25,724,079    $   25,724,077        22,327,763    $   22,327,762
                                     ============    ==============      ============    ==============
INVESTOR CLASS
Shares sold                                 7,821    $        7,821                 -    $            -
Reinvestment of distributions           1,039,216         1,039,216         1,577,234         1,577,234
Less shares repurchased                (6,023,785)       (6,023,797)      (36,610,702)      (36,608,794)
                                     ------------    --------------      ------------    --------------
   Net decrease                        (4,976,748)   $   (4,976,760)      (35,033,468)   $  (35,031,560)
                                     ============    ==============      ============    ==============
CLASS R
Shares sold                             2,875,854    $    2,875,854         1,896,959    $    1,896,959
Reinvestment of distributions              19,613            19,613            13,766            13,766
Less shares repurchased                  (532,478)         (532,479)       (1,414,485)       (1,414,485)
                                     ------------    --------------      ------------    --------------
   Net increase                         2,362,989    $    2,362,988           496,240    $      496,240
                                     ============    ==============      ============    ==============
CLASS Y
Shares sold                           141,562,017    $  141,562,017        97,418,874    $   97,418,873
Shares issued in reorganization                 -                 -       155,279,380       155,279,380
Reinvestment of distributions              42,017            42,017            32,132            32,132
Less shares repurchased              (167,876,405)     (167,876,405)     (136,730,304)     (136,694,294)
                                     ------------    --------------      ------------    --------------
   Net decrease                       (26,272,371)   $  (26,272,371)      (39,279,298)   $  (39,243,289)
                                     ============    ==============      ============    ==============


20 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          6/30/06       Year Ended
                                                        (unaudited)      12/31/05
CLASS A
Net asset value, beginning of period                     $   1.00        $   1.00
                                                         --------        --------
Increase from investment operations:
 Net investment income                                   $  0.020        $  0.023
                                                         --------        --------
Distributions to shareowners:
 Net investment income                                   $ (0.020)       $ (0.023)
                                                         --------        --------
Net asset value, end of period                           $   1.00        $   1.00
                                                         ========        ========
Total return*                                                1.96%           2.37%
Ratio of net expenses to average net assets+                 0.76%**         0.82%
Ratio of net investment loss to average net assets+          3.99%**         2.63%
Net assets, end of period (in thousands)                 $675,780        $571,418
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                0.76%**         0.83%
 Net investment income                                       3.99%**         2.62%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                0.76%**         0.83%
 Net investment income                                       3.99%**         2.62%

                                                       Year Ended   Year Ended   Year Ended  Year Ended
                                                        12/31/04     12/31/03     12/31/02    12/31/01
CLASS A
Net asset value, beginning of period                    $   1.00     $   1.00     $   1.00    $   1.00
                                                        --------     --------     --------    --------
Increase from investment operations:
 Net investment income                                  $  0.005     $  0.003     $  0.010    $  0.030
                                                        --------     --------     --------    --------
Distributions to shareowners:
 Net investment income                                  $ (0.005)    $ (0.003)    $ (0.010)   $ (0.030)
                                                        --------     --------     --------    --------
Net asset value, end of period                          $   1.00     $   1.00     $   1.00    $   1.00
                                                        ========     ========     ========    ========
Total return*                                               0.45%        0.26%        1.15%       3.29%
Ratio of net expenses to average net assets+                0.93%        1.00%        0.76%       0.93%
Ratio of net investment loss to average net assets+         0.45%        0.26%        1.18%       2.89%
Net assets, end of period (in thousands)                $192,860     $227,052     $268,861    $493,871
Ratios with no reductions for fees paid indirectly:
 Net expenses                                               0.93%        1.06%        0.93%       0.94%
 Net investment income                                      0.45%        0.20%        1.01%       2.88%
Ratios with reductions for fees paid indirectly:
 Net expenses                                               0.93%        0.99%        0.75%       0.89%
 Net investment income                                      0.45%        0.27%        1.19%       2.93%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        6/30/06      Year Ended
                                                      (unaudited)     12/31/05
CLASS B
Net asset value, beginning of period                    $  1.00       $   1.00
                                                        -------       --------
Increase from investment operations:
 Net investment income                                  $ 0.014       $  0.013
                                                        -------       --------
Distributions to shareowners:
 Net investment income                                  $(0.014)      $ (0.013)
                                                        -------       --------
Net asset value, end of period                          $  1.00       $   1.00
                                                        =======       ========
Total return*                                              1.37%          1.33%
Ratio of net expenses to average net assets+               1.93%**        1.90%
Ratio of net investment loss to average net assets+        2.87%**        1.33%
Net assets, end of period (in thousands)                $59,492       $ 41,375
Ratios with no reductions for fees paid indirectly:
 Net expenses                                              1.93%**        1.90%
 Net investment income                                     2.87%**        1.33%
Ratios with reductions for fees paid indirectly:
 Net expenses                                              1.93%**        1.90%
 Net investment income                                     2.87%**        1.33%

                                                       Year Ended   Year Ended   Year Ended   Year Ended
                                                        12/31/04     12/31/03     12/31/02     12/31/01
CLASS B
Net asset value, beginning of period                    $  1.00      $  1.00      $   1.00     $  1.00
                                                        -------      -------      --------     -------
Increase from investment operations:
 Net investment income                                  $ 0.001      $ 0.001      $  0.003     $  0.02
                                                        -------      -------      --------     -------
Distributions to shareowners:
 Net investment income                                  $(0.001)     $(0.001)     $ (0.003)    $ (0.02)
                                                        -------      -------      --------     -------
Net asset value, end of period                          $  1.00      $  1.00      $   1.00     $  1.00
                                                        =======      =======      ========     =======
Total return*                                              0.06%        0.05%         0.33%       2.42%
Ratio of net expenses to average net assets+               1.33%        1.21%         1.59%       1.79%
Ratio of net investment loss to average net assets+        0.06%        0.05%         0.31%       2.08%
Net assets, end of period (in thousands)                $46,559      $59,059      $ 84,901     $55,837
Ratios with no reductions for fees paid indirectly:
 Net expenses                                              1.81%        1.87%         1.81%       1.79%
 Net investment income                                    (0.43)%      (0.61)%        0.09%       2.08%
Ratios with reductions for fees paid indirectly:
 Net expenses                                              1.33%        1.21%         1.58%       1.77%
 Net investment income                                     0.06%        0.05%         0.32%       2.10%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        6/30/06      Year Ended
                                                      (unaudited)     12/31/05
CLASS C
Net asset value, beginning of period                    $  1.00       $   1.00
                                                        -------       --------
Increase from investment operations:
 Net investment income                                  $ 0.014       $  0.015
                                                        -------       --------
Distributions to shareowners:
 Net investment income                                  $(0.014)      $ (0.015)
                                                        -------       --------
Net asset value, end of period                          $  1.00       $   1.00
                                                        =======       ========
Total return*                                              1.40%          1.48%
Ratio of net expenses to average net assets+               1.82%**        1.71%
Ratio of net investment loss to average net assets+        3.07%**        1.54%
Net assets, end of period (in thousands)                $82,465       $ 56,745
Ratios with no reductions for fees paid indirectly:
 Net expenses                                              1.82%**        1.71%
 Net investment income                                     3.07%**        1.54%
Ratios with reductions for fees paid indirectly:
 Net expenses                                              1.82%**        1.71%
 Net investment income                                     3.07%**        1.54%

                                                       Year Ended   Year Ended   Year Ended   Year Ended
                                                        12/31/04     12/31/03     12/31/02     12/31/01
CLASS C
Net asset value, beginning of period                    $  1.00      $  1.00      $   1.00     $  1.00
                                                        -------      -------      --------     -------
Increase from investment operations:
 Net investment income                                  $ 0.001      $ 0.001      $  0.003     $  0.02
                                                        -------      -------      --------     -------
Distributions to shareowners:
 Net investment income                                  $(0.001)     $(0.001)     $ (0.003)    $ (0.02)
                                                        -------      -------      --------     -------
Net asset value, end of period                          $  1.00      $  1.00      $   1.00     $  1.00
                                                        =======      =======      ========     =======
Total return*                                              0.06%        0.05%         0.28%       2.33%
Ratio of net expenses to average net assets+               1.33%        1.19%         1.64%       1.90%
Ratio of net investment loss to average net assets+        0.06%        0.05%         0.27%       2.09%
Net assets, end of period (in thousands)                $34,413      $32,216      $ 33,633     $17,118
Ratios with no reductions for fees paid indirectly:
 Net expenses                                              1.70%        1.86%         1.88%       1.91%
 Net investment income                                    (0.31)%      (0.62)%        0.02%       2.08%
Ratios with reductions for fees paid indirectly:
 Net expenses                                              1.33%        1.19%         1.62%       1.87%
 Net investment income                                     0.06%        0.05%         0.28%       2.12%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended                    12/11/04 (b)
                                                       6/30/06      Year Ended        to
                                                     (unaudited)     12/31/05      12/31/04
INVESTOR CLASS
Net asset value, beginning of period                   $ 1.000       $  1.000      $ 1.000
                                                       -------       --------      -------
Increase from investment operations:
  Net investment income                                $ 0.020       $  0.025      $ 0.001
                                                       -------       --------      -------
Distributions to shareowners:
  Net investment income                                $(0.020)      $ (0.025)     $(0.001)
                                                       -------       --------      -------
Net asset value, end of period                         $  1.00       $   1.00      $  1.00
                                                       =======       ========      =======
Total return*                                             2.01%          2.56%        0.06%(a)
Ratio of net expenses to average net assets+              0.61%**        0.68%        0.61%**
Ratio of net investment income to average
  net assets+                                             4.11%**        2.45%        1.01%**
Net assets, end of period (in thousands)               $51,144       $ 56,125      $91,176
Ratios with no reductions for fees paid indirectly:
  Net expenses                                            0.61%**        0.75%        0.68%**
  Net investment income                                   4.11%**        2.38%        0.94%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                            0.61%**        0.68%        0.61%**
  Net investment income                                   4.11%**        2.45%        1.01%**

(a) Not annualized
(b) Class I shares were first publicly offered on December 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


24 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended                                         4/1/03 (a)
                                                          6/30/06        Year Ended     Year Ended           to
                                                        (unaudited)       12/31/05       12/31/04         12/31/03
CLASS R
Net asset value, beginning of period                      $  1.00         $   1.00       $   1.00         $   1.00
                                                          -------         --------       --------         --------
Increase from investment operations:
 Net investment income                                    $ 0.018         $  0.019       $  0.003         $  0.000
                                                          -------         --------       --------         --------
Distributions to shareowners:
 Net investment income                                    $(0.018)        $ (0.019)      $ (0.003)        $  (0.00)(b)
                                                          -------         --------       --------         --------
Net asset value, end of period                            $  1.00         $   1.00       $   1.00         $   1.00
                                                          =======         ========       ========         ========
Total return*                                                1.76%            1.96%          0.26%            0.01%(c)
Ratio of net expenses to average net assets+                 1.15%**          1.29%          1.12%            0.91%**
Ratio of net investment loss to average net assets+          3.79%**          2.05%          0.31%            0.03%**
Net assets, end of period (in thousands)                  $ 3,178         $    815       $    319         $    209
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                1.15%**          1.31%          1.14%            0.99%**
 Net investment income                                       3.79%**          2.03%          0.29%           (0.05)%**
Ratios with reductions for fees paid indirectly:
 Net expenses                                                1.15%**          1.29%          1.12%            0.91%**
 Net investment income                                       3.79%**          2.05%          0.31%            0.03%**

(a) Class R shares were first publicly offered on April 1,2003.
(b) Amount rounds to less than $0.01 cent per share
(c) Not annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended           9/23/05 (b)
                                                         6/30/06              to
                                                       (unaudited)         12/31/05
CLASS Y
Net asset value, beginning of period                     $ 1.000           $  1.000
                                                         -------           --------
Increase from investment operations:
  Net investment income                                  $ 0.021           $  0.009
                                                         -------           --------
Distributions to shareowners:
  Net investment income                                  $(0.021)          $ (0.009)
                                                         -------           --------
Net asset value, end of period                           $  1.00           $   1.00
                                                         =======           ========
Total return*                                               2.10%              2.44%(a)
Ratio of net expenses to average net assets+                0.48%**            0.44%**
Ratio of net investment income to average net
  assets+                                                   4.22%**            3.46%**
Net assets, end of period (in thousands)                 $89,760           $116,039
Ratios with no reductions for fees paid indirectly:
  Net expenses                                              0.48%**            0.44%**
  Net investment income                                     4.22%**            3.45%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                              0.48%**            0.44%**
  Net investment income                                     4.22%**            3.46%**

(a) Not annualized.
(b) Class Y shares were first publicly offered on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


26 The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as - Class A, Class B, Class C, Class R, Class Y, and Investor Class shares. Class R shares, Investor Class, Class Y shares were first publicly offered on April 1, 2003, December 11, 2004 and September 23, 2005 respectively. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Shares of Class A, Class B, Class C, Class R, Class Y, and Investor Class each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There are no distribution plans for Investor Class or Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------
                                   2005
--------------------------------------------
  Distributions paid from:
  Ordinary income              $13,300,516
  Long-term capital gain                 -
                               -----------
    Total                      $13,300,516
                               ===========
--------------------------------------------

   The following shows the components of distributed earnings on a federal income tax basis at December 31, 2005.

-----------------------------------------------
                                       2005
-----------------------------------------------
  Undistributed ordinary income     $ 26,169
  Capital Loss Carryforward          (88,178)
                                    --------
    Total                           $(62,009)
                                    ========
-----------------------------------------------

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date.

   Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R,

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   Class Y, and Investor Class shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.40% of the fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. Prior to that, management fees were calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006, $10,919 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

PIM has agreed to limit the fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $141,146 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R Shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc.
(PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $6,776 in distribution fees payable to PFD at June 30, 2006. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2006, CDSCs in the amount of $155,580 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2006, the Fund's expenses were not reduced under such arrangements.

6. Merger Information

On December 8, 2004, beneficial owners of Safeco Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------------
                                                                              Pioneer
                              Pioneer Cash           Safeco Money          Cash Reserves
                              Reserves Fund           Market Fund           Fund (Post-
                          (Pre-Reorganization)   (Pre-Reorganization)     Reorganization)
--------------------------------------------------------------------------------------------
  Net Assets                  $281,842,975            $98,537,576          $380,380,551

  Shares Outstanding           281,943,268             98,537,576           380,480,844

  Investor Class
   Shares Issued                                                             98,537,576
--------------------------------------------------------------------------------------------

In addition, on September 22, 2005, beneficial owners of AmSouth Prime Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Prime Money Market Fund's net assets in Class A, Class B and Class I for Pioneer Cash Reserves Fund's shares, based on Pioneer Cash Reserves Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                           Pioneer Cash       AmSouth Prime       Pioneer Cash
                          Reserves Fund        Money Market       Reserves Fund
                              (Pre-             Fund (Pre-           (Post-
                         Reorganization)     Reorganization)     Reorganization)
----------------------------------------------------------------------------------
  Net Assets
   Class A               $ 237,105,853       $ 399,430,148       $  636,536,001
   Class B               $  60,025,207       $   3,093,819       $   63,119,026
   Class C               $  88,712,577       $           -       $   88,712,577
   Class R               $   1,046,636       $           -       $    1,046,636
   Class Y               $           -       $           -       $  155,279,380
   Investor Class        $  59,926,800       $           -       $   59,926,800
   Class I               $           -       $ 155,279,380       $            -
  Total Net Assets       $ 446,817,073       $ 557,803,347       $1,004,620,420
  Shares
   Outstanding
   Class A                 237,245,297         399,408,211          636,675,445
   Class B                  59,989,148           3,093,290           63,082,967
   Class C                  88,700,408                   -           88,700,408
   Class R                   1,046,617                   -            1,046,617
   Class Y                           -                   -          155,279,380
   Investor Class           59,928,996                   -           59,928,995
   Class I                           -         155,243,370                    -
  Shares Issued
   in Reorganization
     Class A                                                        399,430,148
     Class B                                                          3,093,819
     Class Y                                                        155,279,380
----------------------------------------------------------------------------------

--------------------------------------------------------------
                             Unrealized       Accumulated
                          Depreciation On       Loss On
                            Closing Date      Closing Date
--------------------------------------------------------------
  AmSouth Prime Money
   Market Fund                 $   -           $(2,122)
--------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive Vice
  President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Cash Reserves Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.